Subsequent Events	12 Months Ended
Jun. 30, 2015
Subsequent Events [Abstract]
Subsequent events
13	Subsequent events

Issuance of common shares and warrants

On July 15, 2015 the Company’s Registration Statement on Form S-1 relating to a public offering by the Company of common stock and common stock purchase warrants (the “Offering”) was declared effective by the Securities and Exchange Commission. Pursuant to the Offering, the Company issued 4,277,667 shares of common stock at $0.60 per share and 4,277,667 warrants (the “Offering Warrants”) to purchase shares of common stock at $0.001 per warrant for total gross proceeds of $2,566,660. The Offering Warrants are exercisable at $0.75 per share for a period of five years until they expire on July 31, 2020.

The Company engaged certain placement agents for the sale of a portion of the shares and Offering Warrants. Under the Company’s engagement agreements with these placement agents, the Company agreed to pay up to a 7% cash commission and issue warrants to purchase shares of common stock (the “Agent Warrants”) up to the number of shares of our common stock equal to 5% of the aggregate number of shares sold in the Offering by such placement agent. Pursuant to the placement agent agreements the Company paid a total cash commission of $80,575 and issued 93,908 Agent Warrants. The Agent Warrants are exercisable at a per share price equal to $0.75 during the five-year period commencing six months from the effective date of the Offering, which period shall not extend further than five years from the effective date of the Offering. Therefore, all Agent Warrants expire on July 15, 2020.

In addition to the cash commission of $80,575 the Company also incurred additional issue and closing costs of approximately $565,000 (including costs deferred at June 30, 2015 of $550,119) resulting in net cash proceeds of approximately $1,921,085.

The exercise price of the Investor Warrants (note 7) issued by the Company during the period ended June 30, 2013 is subject to adjustment in the event that the Company sells common stock at a price lower than the exercise price, subject to certain exceptions. As a result of the Offering, the exercise price of the 4,372,863 Investor Warrants currently outstanding, was reduced to $0.786 per share.

Warrants for services

Subsequent to June 30, 2015, the Company issued 60,000 warrants to purchase common stock for services. These warrants vest in tranches of 20,000 warrants each on November 30, 2015, December 31, 2015, and January 31, 2016 and are exercisable commencing January 1, 2016 at $0.75 until they expire on July 15, 2020.

Stock options

Subsequent to June 30, 2015, the Company cancelled 50,000 stock options exercisable at $1.05.